Financial risk management (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 3,560,840	$ 3,308,261
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,041,272	889,744
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	278,701	440,123
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,691,411	1,015,603
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	549,456	962,791
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,179,229	2,214,252
Loans And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	232,941	136,348
Loans And Financing [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	181,147	391,201
Loans And Financing [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,591,705	981,759
Loans And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	173,436	704,944
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,666	5,515
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,450	4,105
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,658	1,410
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	441
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	117
Derivatives [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,493	10,018
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,343	9,712
Derivatives [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	108	215
Derivatives [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	42	86
Derivatives [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	451,603	426,010
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	451,603	413,856
Trade Payables [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		12,154
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	234,385	216,392
Confirming Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	234,385	216,392
Salaries And Payroll Charges [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	68,165	79,078
Salaries And Payroll Charges [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	68,165	79,078
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,830	7,922
Dividends Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,830	7,922
Related parties [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,935	1,033
Related parties [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,062	487
Related parties [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,873	546
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	572,901	319,111
Provision for decommissioning, restoration and rehabilitation costs [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	33,591	19,360
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	85,675	29,625
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	95,302	28,868
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	358,333	241,258
Service concession arrangements [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	26,633	28,930
Service concession arrangements [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,902	2,484
Service concession arrangements [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,240	4,972
Service concession arrangements [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,921	4,890
Service concession arrangements [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 17,570	$ 16,584